Note 12 - Long-term Debt	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Long-term Debt [Text Block]
12.	Long-term debt

	As at December 31,
	2021	2020
Revolving Credit Facility	$-	$213,239
Senior Notes	529,089	255,790
Capital leases maturing at various dates through 2024	810	2,430
Other long-term debt maturing at various dates up to 2023	1,155	8,436
	531,054	479,895

Less: current portion	1,458	9,024
Long-term debt - non-current	$529,596	$470,871

The Company has a multi-currency senior unsecured revolving credit facility (the “Revolving Credit Facility”) of $1,000,000. The Revolving Credit Facility has a 5-year term ending April 30, 2024, and bears interest at an applicable margin of 1.25% to 3.0% over floating reference rates, depending on financial leverage ratios. The weighted average interest rate on borrowings under the Revolving Credit Facility was 1.7% in 2021 (2020 – 2.1%). The Revolving Credit Facility had $988,167 of available undrawn credit as at December 31, 2021 ($777,322 as at December 31, 2020). As of December 31, 2021, letters of credit in the amount of $11,833 were outstanding against the Revolving Credit Facility ($9,439 as at December 31, 2020). The Revolving Credit Facility requires a commitment fee of 0.25% to 0.6% of the unused portion, depending on certain leverage ratios. At any time during the term, the Company has the right to increase the Revolving Credit Facility by up to $250,000 on the same terms and conditions.

The Company has outstanding €210,000 of senior unsecured notes with a fixed interest rate of 2.23% (the “Senior Notes due 2028”), which are held by a group of institutional investors. The Senior Notes due 2028 have a maturity date of May 30, 2028.

On July 28, 2021, the Company entered into a note purchase agreement to issue US dollar and Euro fixed rate senior unsecured notes consisting of $150,000 of 3.02% and €125,000 of 1.52% notes due 2031 (the “Senior Notes due 2031”). The Senior Notes were placed privately and rank equally with Colliers’ senior unsecured revolving credit facility and existing senior unsecured Senior Notes due 2028. The proceeds of the issuances were received on October 7, 2021.

The Revolving Credit Facility, the Senior Notes due 2028, and the Senior Notes due 2031 rank equally in terms of seniority and have similar financial covenants. The Company is required to maintain financial covenants including leverage and interest coverage. The Company was in compliance with these covenants as of December 31, 2021. The Company is limited from undertaking certain mergers, acquisitions, and dispositions without prior approval.

The estimated aggregate amount of principal repayments on long-term debt required in each of the next five years ending December 31 and thereafter to meet the retirement provisions are as follows:

For the year ended December 31,
2022	$1,458
2023	462
2024	45
2025	-
2026 and thereafter	529,089
$531,054